Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Computation of Loss Per Share	The computation of loss per share for the respective periods is as follows:

	2023	2022	2021
	(in € millions, except share and per share data)
Basic loss per share
Net loss attributable to owners of the parent	(532)	(430)	(34)
Shares used in computation:
Weighted-average ordinary shares outstanding	194,732,304	192,934,862	191,298,397
Basic loss per share attributable to owners of the parent	(2.73)	(2.23)	(0.18)
Diluted loss per share
Net loss attributable to owners of the parent	(532)	(430)	(34)
Fair value gains on dilutive Exchangeable Notes	—	(144)	(112)
Fair value gains on dilutive warrants	—	—	(53)
Net loss used in the computation of diluted loss per share	(532)	(574)	(199)
Shares used in computation:
Weighted-average ordinary shares outstanding	194,732,304	192,934,862	191,298,397
Exchangeable Notes	—	2,911,500	2,424,921
Warrants	—	—	220,137
Diluted weighted average ordinary shares	194,732,304	195,846,362	193,943,455
Diluted loss per share attributable to owners of the parent	(2.73)	(2.93)	(1.03)

Summary of Anti-Dilutive Securities
Potential dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	2023	2022	2021
Employee options	12,429,245	16,004,890	8,695,348
Restricted stock units	2,554,925	3,135,407	1,425,196
Other contingently issuable shares	36,898	71,717	108,720
Warrants	800,000	800,000	800,000
Exchangeable Notes	2,911,500	—	—